Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000064507 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Strategic Value Dividend Fund
Class Name	Class A Shares
Trading Symbol	IVFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Strategic Value Dividend Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide income and long-term capital appreciation by investing primarily in equity securities of companies based in countries outside the United States, consisting principally of high dividend-paying stocks with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than 50% higher than that of the Index which contributed positively to Fund relative performance.
  Stock selection in the Energy sector contributed positively to relative performance. Outperformers included TC Energy, Enbridge and Pembina Pipeline.
  The Fund’s stock selection and a relative underweight position in the Consumer Discretionary sector was also a positive contributor to performance as the strategy remained focused on companies providing sustainable, growing dividends. These defensive features remained relatively uncommon among companies within the Consumer Discretionary sector.
  Stock selection in the Consumer Staples sector was also a positive contributor to performance, driven by robust performance from Philip Morris, British American Tobacco and Unilever.
Top Detractors from Performance
  The Fund’s largest detractor to performance was stock selection in the Communication Services sector. While the Fund’s investments in the sector are focused within the defensive, dividend-fertile Telecommunication Services industry group, the sector’s top performers were low-yielding digital content providers such as Sea Limited, Konami and REA Group and, therefore, were not held by the Fund.
  Stock selection and the underweight position in the Financials sector was also a detractor to performance. The Fund’s position in Scor SE detracted the most over the reporting period, while the Index’s top performers within the Financials sector, NatWest Group, Barclays and MS&AD Insurance Group, were not held by the Fund.
  Stock selection and the underweight position in the Industrials sector was also a relative detractor to performance, as top performers in the Index, Siemens Energy, Kongsberg Gruppen and Mitsubishi Heavy Industries, either did not pay a dividend or paid a dividend notably lower than the Fund’s minimum threshold and, therefore, were not held by the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	4.49%	4.00%	2.27%
Class A Shares — excluding sales load	10.64%	5.20%	2.84%
MSCI World ex USA Index	13.47%	6.34%	5.19%
MSCI World ex USA High Dividend Yield Index	12.66%	6.72%	4.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 697,420,067
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,809,132
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$697,420,067
Number of Investments	45
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,809,132

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective August 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.75% to 0.74% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.75% to 0.74% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000064508 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Strategic Value Dividend Fund
Class Name	Class C Shares
Trading Symbol	IVFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Strategic Value Dividend Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$200	1.91%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide income and long-term capital appreciation by investing primarily in equity securities of companies based in countries outside the United States, consisting principally of high dividend-paying stocks with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than 50% higher than that of the Index which contributed positively to Fund relative performance.
  Stock selection in the Energy sector contributed positively to relative performance. Outperformers included TC Energy, Enbridge and Pembina Pipeline.
  The Fund’s stock selection and a relative underweight position in the Consumer Discretionary sector was also a positive contributor to performance as the strategy remained focused on companies providing sustainable, growing dividends. These defensive features remained relatively uncommon among companies within the Consumer Discretionary sector.
  Stock selection in the Consumer Staples sector was also a positive contributor to performance, driven by robust performance from Philip Morris, British American Tobacco and Unilever.
Top Detractors from Performance
  The Fund’s largest detractor to performance was stock selection in the Communication Services sector. While the Fund’s investments in the sector are focused within the defensive, dividend-fertile Telecommunication Services industry group, the sector’s top performers were low-yielding digital content providers such as Sea Limited, Konami and REA Group and, therefore, were not held by the Fund.
  Stock selection and the underweight position in the Financials sector was also a detractor to performance. The Fund’s position in Scor SE detracted the most over the reporting period, while the Index’s top performers within the Financials sector, NatWest Group, Barclays and MS&AD Insurance Group, were not held by the Fund.
  Stock selection and the underweight position in the Industrials sector was also a relative detractor to performance, as top performers in the Index, Siemens Energy, Kongsberg Gruppen and Mitsubishi Heavy Industries, either did not pay a dividend or paid a dividend notably lower than the Fund’s minimum threshold and, therefore, were not held by the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	8.87%	4.40%	2.07%
Class C Shares — excluding sales load	9.87%	4.40%	2.07%
MSCI World ex USA Index	13.47%	6.34%	5.19%
MSCI World ex USA High Dividend Yield Index	12.66%	6.72%	4.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 697,420,067
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,809,132
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$697,420,067
Number of Investments	45
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,809,132

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective August 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.75% to 0.74% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.75% to 0.74% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000064509 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Strategic Value Dividend Fund
Class Name	Institutional Shares
Trading Symbol	IVFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Strategic Value Dividend Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide income and long-term capital appreciation by investing primarily in equity securities of companies based in countries outside the United States, consisting principally of high dividend-paying stocks with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than 50% higher than that of the Index which contributed positively to Fund relative performance.
  Stock selection in the Energy sector contributed positively to relative performance. Outperformers included TC Energy, Enbridge and Pembina Pipeline.
  The Fund’s stock selection and a relative underweight position in the Consumer Discretionary sector was also a positive contributor to performance as the strategy remained focused on companies providing sustainable, growing dividends. These defensive features remained relatively uncommon among companies within the Consumer Discretionary sector.
  Stock selection in the Consumer Staples sector was also a positive contributor to performance, driven by robust performance from Philip Morris, British American Tobacco and Unilever.
Top Detractors from Performance
  The Fund’s largest detractor to performance was stock selection in the Communication Services sector. While the Fund’s investments in the sector are focused within the defensive, dividend-fertile Telecommunication Services industry group, the sector’s top performers were low-yielding digital content providers such as Sea Limited, Konami and REA Group and, therefore, were not held by the Fund.
  Stock selection and the underweight position in the Financials sector was also a detractor to performance. The Fund’s position in Scor SE detracted the most over the reporting period, while the Index’s top performers within the Financials sector, NatWest Group, Barclays and MS&AD Insurance Group, were not held by the Fund.
  Stock selection and the underweight position in the Industrials sector was also a relative detractor to performance, as top performers in the Index, Siemens Energy, Kongsberg Gruppen and Mitsubishi Heavy Industries, either did not pay a dividend or paid a dividend notably lower than the Fund’s minimum threshold and, therefore, were not held by the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	10.89%	5.46%	3.09%
MSCI World ex USA Index	13.47%	6.34%	5.19%
MSCI World ex USA High Dividend Yield Index	12.66%	6.72%	4.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 697,420,067
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,809,132
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$697,420,067
Number of Investments	45
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,809,132

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective August 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.75% to 0.74% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.75% to 0.74% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000181876 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Strategic Value Dividend Fund
Class Name	Class R6 Shares
Trading Symbol	IVFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Strategic Value Dividend Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide income and long-term capital appreciation by investing primarily in equity securities of companies based in countries outside the United States, consisting principally of high dividend-paying stocks with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than 50% higher than that of the Index which contributed positively to Fund relative performance.
  Stock selection in the Energy sector contributed positively to relative performance. Outperformers included TC Energy, Enbridge and Pembina Pipeline.
  The Fund’s stock selection and a relative underweight position in the Consumer Discretionary sector was also a positive contributor to performance as the strategy remained focused on companies providing sustainable, growing dividends. These defensive features remained relatively uncommon among companies within the Consumer Discretionary sector.
  Stock selection in the Consumer Staples sector was also a positive contributor to performance, driven by robust performance from Philip Morris, British American Tobacco and Unilever.
Top Detractors from Performance
  The Fund’s largest detractor to performance was stock selection in the Communication Services sector. While the Fund’s investments in the sector are focused within the defensive, dividend-fertile Telecommunication Services industry group, the sector’s top performers were low-yielding digital content providers such as Sea Limited, Konami and REA Group and, therefore, were not held by the Fund.
  Stock selection and the underweight position in the Financials sector was also a detractor to performance. The Fund’s position in Scor SE detracted the most over the reporting period, while the Index’s top performers within the Financials sector, NatWest Group, Barclays and MS&AD Insurance Group, were not held by the Fund.
  Stock selection and the underweight position in the Industrials sector was also a relative detractor to performance, as top performers in the Index, Siemens Energy, Kongsberg Gruppen and Mitsubishi Heavy Industries, either did not pay a dividend or paid a dividend notably lower than the Fund’s minimum threshold and, therefore, were not held by the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares[1]	10.93%	5.42%	3.04%
MSCI World ex USA Index	13.47%	6.34%	5.19%
MSCI World ex USA High Dividend Yield Index	12.66%	6.72%	4.64%
[1]
The Fund’s Class R6 Shares commenced operations on January 27, 2017. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Institutional Shares that occurred during the period prior to the commencement of the Class R6 Shares.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 697,420,067
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,809,132
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$697,420,067
Number of Investments	45
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,809,132

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective August 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.75% to 0.74% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.75% to 0.74% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation